SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Revenues	$ 14,524	$ 12,049
Remaining performance obligations as of the balance date	112,598
Remaining performance obligations as of the balance date for short-term	84,549
Remaining performance obligations as of the balance date for long- term	$ 28,049